Parent entity information	12 Months Ended
Jun. 30, 2022
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Parent entity information
Note 29. Parent entity information
Set out below is the supplementary information about the parent entity.

	Parent
	2022 A$’000	2021 A$’000

Statement of profit or loss and other comprehensive income
Loss after income tax	(23,875)	(16,854)

Total comprehensive income	(23,875)	(16,854)

	2022 A$’000	2021 A$’000

Statement of financial position
Total current assets	5,895	25,042
Total assets	25,945	47,044
Total current liabilities	1,090	3,177
Total liabilities	12,407	15,032
Equity
Contributed equity	84,480	80,290
Other contributed equity	—	464
Reserves	3,264	1,754
Accumulated losses	(74,206)	(50,496)

Total equity	13,538	32,012

Reserves comprise Share Based Payments Reserve.
Contingent liabilities
The parent entity contingent liabilities as at 30 June 2022 and 30 June 2021 are as set out in Note 16. The contingent consideration is specific to the parent entity.
Capital commitments - Property, plant and equipment
The parent entity had no capital commitments for property, plant and equipment at as 30 June 2022 and 30 June 2021.
Significant accounting policies
The accounting policies of the parent entity are consistent with those of the consolidated entity, as disclosed in note 2, except for the following:

•	Investments in subsidiaries are accounted for at cost, less any impairment, in the parent entity.

•	Dividends received from subsidiaries are recognised as other income by the parent entity and its receipt may be an indicator of an impairment of the investment.